Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2019
Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2019
Document Effective Date	Oct. 01, 2019
Prospectus Date	Oct. 01, 2019
Cavalier Adaptive Income Fund | Class A Shares
Prospectus:
Trading Symbol	CAADX
Cavalier Adaptive Income Fund | Class C Shares
Prospectus:
Trading Symbol	CADAX
Cavalier Adaptive Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CADTX
Cavalier Fundamental Growth Fund | Class A Shares
Prospectus:
Trading Symbol	CFDAX
Cavalier Fundamental Growth Fund | Class C Shares
Prospectus:
Trading Symbol	CFGAX
Cavalier Fundamental Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CAFGX
Cavalier Growth Opportunities Fund | Class A Shares
Prospectus:
Trading Symbol	CAGOX
Cavalier Growth Opportunities Fund | Class C Shares
Prospectus:
Trading Symbol	CATDX
Cavalier Growth Opportunities Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CATEX
Cavalier Hedged High Income Fund | Class A Shares
Prospectus:
Trading Symbol	CHHAX
Cavalier Hedged High Income Fund | Class C Shares
Prospectus:
Trading Symbol	CAHIX
Cavalier Hedged High Income Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CHIIX
Cavalier Tactical Economic Fund | Class A Shares
Prospectus:
Trading Symbol	CAVMX
Cavalier Tactical Economic Fund | Class C Shares
Prospectus:
Trading Symbol	CMSYX
Cavalier Tactical Economic Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CMSFX
Cavalier Tactical Rotation Fund | Institutional Class Shares
Prospectus:
Trading Symbol	CTROX
Cavalier Tactical Rotation Fund | Class C Shares
Prospectus:
Trading Symbol	CATOX
Cavalier Tactical Rotation Fund | Class A Shares
Prospectus:
Trading Symbol	CAVTX